Fair Values (fair value of the Level 3 financial Liabilities) (Details) - Designated as Hedging Instrument [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 389
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(211)
Net transfers out of Level 3	5
Ending Balance	183
Regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	(1)
Non-regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	1
Oil Financial Derivatives [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total realized and unrealized gains (losses) included in non-regulated operating revenues	0
Net transfers out of Level 3	0
Ending Balance	0
Oil Financial Derivatives [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Oil Financial Derivatives [Member] | Regulated fuel for generation and purchased power [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Oil Financial Derivatives [Member] | Non-regulated fuel for generation and purchased power [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Total realized and unrealized gains (losses) included in non-regulated operating revenues	0
Net transfers out of Level 3	0
Ending Balance	0
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Regulated fuel for generation and purchased power [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	(1)
Regulatory Deferral Hedge [Member] | Physical natural gas purchases and sales [Member] | Non-regulated fuel for generation and purchased power [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	1
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	389
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(206)
Net transfers out of Level 3	4
Ending Balance	187
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Natural Gas [Member] | Non-regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	0
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(5)
Net transfers out of Level 3	1
Ending Balance	(4)
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	0
Cash Flow Hedging And Held for Trading Hedge [Member] | Power [Member] | Non-regulated fuel for generation and purchased power [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Increase (reduction) in benefit included in regulated and nonregulated fuel for generation and purchased power	$ 0